AIMF- STAT SUP-1 021114

Statutory Prospectus Supplement dated February 11, 2014

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares, as applicable, of the Funds listed below:

Invesco Global Growth Fund

Invesco Global Opportunities Fund

Invesco Global Small & Mid Cap Growth Fund

Invesco International Growth Fund

Invesco International Core Equity Fund

Invesco Select Opportunities Fund

The following information replaces in its entirety the information appearing under the heading “FUND SUMMARIES – INVESCO INTERNATIONAL CORE EQUITY FUND - Management of the Fund” in the prospectus:

“Investment Adviser: Invesco Advisers, Inc.

Investment Sub-Adviser: Invesco Asset Management Limited

Effective on or about September 1, 2014, Erik Esselink will transition from Invesco Asset Management Limited to Invesco Advisers, Inc. and, upon such transfer, Invesco Asset Management Limited will no longer act as Sub-Adviser to Invesco International Core Equity Fund.

Effective on or about September 1, 2014, W. Lindsay Davidson will no longer serve as Portfolio Manager to Invesco International Core Equity Fund.

Portfolio Manager	Title	Length of Service on the Fund
Erik Esselink	Portfolio Manager	2014
W. Lindsay Davidson	Portfolio Manager	1998”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT- The Adviser(s)” in the prospectus:

“Invesco Advisers, Inc. (Invesco or the Adviser) serves as each Fund’s investment adviser. The Adviser manages the investment operations of each Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of each Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Invesco Asset Management Limited (Invesco Asset Management) serves as Invesco International Core Equity and Invesco Global Opportunities Fund’s investment sub-adviser. Invesco Asset Management, an affiliate of the Adviser, is located at Perpetual Park, Perpetual Park Drive, Henley-on-Thames, Oxfordshire, RG9 1HH, United Kingdom. Invesco Asset Management has been managing assets on behalf of consumers, institutional clients and institutional professionals through a broad product range, including investment companies with variable capital, investment trusts, individual savings accounts, pension funds, offshore funds and other specialist mandates since 1969, the year Invesco Asset Management was incorporated. Invesco Asset Management is responsible for the Funds’ day-to-day management, including the Funds’ investment decisions and the execution of securities transactions with respect to the Funds.

Invesco Canada Ltd. (Invesco Canada) serves as Invesco Select Opportunities Fund’s investment sub-adviser. Invesco Canada, an affiliate of the Adviser, is located at 5140 Yonge Street, Suite 800, Toronto, Ontario M2N 6X7, Canada. Invesco Canada is a leading Canadian investment management company. Invesco Canada has been managing assets since 1981. Invesco Canada is a manager of retail mutual funds, pooled funds, exchange-traded funds and separately managed accounts, with a diverse range of retail and institutional clients. Invesco Canada is responsible for the Fund’s day-to-day management, including the Fund’s investment decisions and the execution of securities transactions with respect to the Fund.

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Effective on or about September 1, 2014, Invesco Asset Management Limited will no longer act as Sub-Adviser to Invesco International Core Equity Fund.

Pending Litigation. There is no material litigation affecting the Funds. Detailed information concerning other pending litigation can be found in the SAI.”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT- Portfolio Managers - Invesco International Core Equity Fund” in the prospectus:

•	“Erik Esselink, Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco Asset Management and/or its affiliates since 2007.

•	W. Lindsay Davidson, Portfolio Manager, who has been responsible for the Fund since 1998 and has been associated with Invesco and/or its affiliates since 1984. Effective on or about September 1, 2014, W. Lindsay Davidson will no longer serve as Portfolio Manager to the Fund.

The portfolio managers are assisted by investment professionals from Invesco’s Global Core Equity Team. Members of the team may change from time to time.”

AIMF- STAT SUP-1 021114

I-ICE- STAT SUP-1 0201114

Statutory Prospectus Supplement dated February 11, 2014

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R, Y and Investor Class shares of the Fund listed below:

Invesco International Core Equity Fund

The following information replaces in its entirety the information appearing under the heading “FUND SUMMARY – Management of the Fund” in the prospectus:

“Investment Adviser: Invesco Advisers, Inc.

Investment Sub-Adviser: Invesco Asset Management Limited

Effective on or about September 1, 2014, Erik Esselink will transition from Invesco Asset Management Limited to Invesco Advisers, Inc. and, upon such transfer, Invesco Asset Management Limited will no longer act as Sub-Adviser to the Fund.

Effective on or about September 1, 2014, W. Lindsay Davidson will no longer serve as Portfolio Manager to the Fund.

Portfolio Manager	Title	Length of Service on the Fund
Erik Esselink	Portfolio Manager	2014
W. Lindsay Davidson	Portfolio Manager	1998”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT- The Adviser(s)” in the prospectus:

“Invesco Advisers, Inc. (Invesco or the Adviser) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Invesco Asset Management Limited (Invesco Asset Management) serves as Invesco International Core Equity Fund’s investment sub-adviser. Invesco Asset Management, an affiliate of the Adviser, is located at Perpetual Park, Perpetual Park Drive, Henley-on-Thames, Oxfordshire, RG9 1HH, United Kingdom. Invesco Asset Management has been managing assets on behalf of consumers, institutional clients and institutional professionals through a broad product range, including investment companies with variable capital, investment trusts, individual savings accounts, pension funds, offshore funds and other specialist mandates since 1969, the year Invesco Asset Management was incorporated. Invesco Asset Management is responsible for the Fund’s day-to-day management, including the Fund’s investment decisions and the execution of securities transactions with respect to the Fund.

Effective on or about September 1, 2014, Erik Esselink will transition from Invesco Asset Management Limited to Invesco Advisers, Inc. and, upon such transfer, Invesco Asset Management Limited will no longer act as Sub-Adviser to the Fund.

Pending Litigation. There is no material litigation affecting the Fund. Detailed information concerning other pending litigation can be found in the SAI.”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectus:

“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•	“Erik Esselink, Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco Asset Management and/or its affiliates since 2007.

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I-ICE- STAT SUP-1 0201114

•	W. Lindsay Davidson, Portfolio Manager, who has been responsible for the Fund since 1998 and has been associated with Invesco and/or its affiliates since 1984. Effective on or about September 1, 2014, W. Lindsay Davidson will no longer serve as Portfolio Manager to the Fund.

The portfolio managers are assisted by investment professionals from Invesco’s Global Core Equity Team. Members of the team may change from time to time.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

I-ICE- STAT SUP-1 021114